Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 9,465	$ 7,623	$ 7,341
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,132	2,012	1,946
Prepaid expenses	1,271	1,285	1,194
Current tax assets	1,347	1,410	1,504
VAT, withholding tax and other tax receivables	974	816	1,129
Properties and other non-current assets held for sale	186	189	195
Assets of disposal groups held for sale			1,823
Other	1,708	1,799	2,149
Total other non-financial assets	$ 17,082	$ 15,134	$ 17,282